SCHEDULE OF BASIC AND DILUTED LOSS PER ORDINARY SHARE (Details) - shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Weighted Average Number of shares outstanding basic		942,963,225	942,568,006
Antidilutive securities excluded from computation of earnings per share amount	[1]	30,884,971	15,672,670

[1]	The effect of the inclusion of options and convertible loans in 2022 and 2021 is anti-dilutive.